Subsequent Events (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Oct. 17, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares | $	$ 36,174,572
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			6,737,564
Ordinary shares [member] | G T I Energy Limited [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Subscribed			424,866,286
Issuance Price Per Share | $ / shares			$ 0.0035
Share Subscription Related Cost | $			$ 1,487,032
Class A Share Units [Member] | Kadmos Energy Services L L C [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Subscribed		4,900,000
Share Subscription Related Cost | $		$ 10,000,000
Class A Share Units [Member] | Kadmos Energy Services L L C [Member] | Subsequent Events [Member] | Cash Payments [Member]
IfrsStatementLineItems [Line Items]
Share Subscription Related Cost | $		2,000,000
Class A Share Units [Member] | Kadmos Energy Services L L C [Member] | Subsequent Events [Member] | Secured Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Share Subscription Related Cost | $		$ 8,000,000
Class A Share Units [Member] | Snow Lake Investments U S Limited [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Received		4,900,000
Class B Share Units [Member] | Exodys Energy [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Received		5,100,000
Class B Share Units [Member] | Founding [Member]s [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Received		5,100,000
Class B Share Units [Member] | Equity Incentive Plan For Employees And Consultants [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Number Of Shares Authorized		1,000,000